Subsequent Events	4 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet d at
e and through the date that the financial statements are issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On August 20, 2026, the Sponsor agreed to transfer an aggregate of 75,000 Founder Shares to the director nominees in exchange for their services to the Company.